Accounts Receivable, Net (Details) - Schedule of Analysis of the Allowance for Credit Losses ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Analysis of the Allowance for Credit Losses [Abstract]
Beginning balance	¥ 5,097	$ 701	¥ 3,546
Additions	1,126	155	1,530
Exchange difference			21
Ending balance	¥ 6,223	$ 856	¥ 5,097